Long-Term Debt (Note) (Details) - Notes Payable [Member]	12 Months Ended
Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Jun. 29, 2007
Debt Instrument, Face Amount	$ 10,500,000
Debt Instrument, Frequency of Periodic Payment	Monthly
Debt Instrument, Periodic Payment, Principal	$ 125,000
Debt Instrument, Maturity Date	Jun. 29, 2014
Debt Instrument, Security	The note was entered into as part of a transaction between WSI and WCA to acquire certain WCA assets in Florida and to sell certain WSI operations in Texas. The note was secured by the WCA assets acquired. At December 31, 2014, the note had been repaid in full.